Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Beginning balance at Sep. 30, 2009	$ 298	$ 265,794	$ 322,878	$ (11,598)	$ (60,032)	$ 517,340
Beginning balance, shares at Sep. 30, 2009	29,771,000
Comprehensive income:
Net earnings			44,846			44,846
Translation adjustments				(1,557)		(1,557)
Net unrecognized actuarial loss, net of tax				(2,234)		(2,234)
Interest rate swap, net of tax				596		596
Comprehensive income						41,651
Cash dividends declared			(8,450)			(8,450)
Stock options and stock compensation plans, net of tax benefit		5,149			292	5,441
Stock options and stock compensation plans, net of tax benefit, shares	68,000
Ending balance at Sep. 30, 2010	298	270,943	359,274	(14,793)	(59,740)	555,982
Ending balance, shares at Sep. 30, 2010	29,839,000
Comprehensive income:
Net earnings			52,501			52,501
Translation adjustments				(333)		(333)
Net unrecognized actuarial loss, net of tax				(4,354)		(4,354)
Interest rate swap, net of tax				289		289
Comprehensive income						48,103
Cash dividends declared			(8,534)			(8,534)
Stock options and stock compensation plans, net of tax benefit	2	4,864			293	5,159
Stock options and stock compensation plans, net of tax benefit, shares	118,000
Ending balance at Sep. 30, 2011	300	275,807	403,241	(19,191)	(59,447)	600,710
Ending balance, shares at Sep. 30, 2011	29,957,000					29,956,904
Comprehensive income:
Net earnings			46,879			46,879
Translation adjustments				(2,018)		(2,018)
Net unrecognized actuarial loss, net of tax				(4,171)		(4,171)
Interest rate swap, net of tax				2		2
Comprehensive income						40,692
Cash dividends declared			(8,554)			(8,554)
Stock options and stock compensation plans, net of tax benefit		3,585			283	3,868
Stock options and stock compensation plans, net of tax benefit, shares	87,000
Purchases into treasury					(5,403)	(5,403)
Ending balance at Sep. 30, 2012	$ 300	$ 279,392	$ 441,566	$ (25,378)	$ (64,567)	$ 631,313
Ending balance, shares at Sep. 30, 2012	30,044,000					30,044,486